Condensed Balance Sheets £ in Thousands	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Current assets:
Prepaid expenses	$ 219,417	$ 300,862	$ 55,608
Cash	90,606	345,777	48,555
Total current assets	310,023	646,639	104,163
Investments held in Trust Account	23,658,838	136,871,183
Deferred offering costs			108,962
Total Assets	23,968,861	137,517,822	213,125
Current liabilities:
Accrued expenses	1,433,289	43,113	15,449
Income taxes payable	224,419	374,862
Note payable – Sponsor	300,000		177,057
Total current liabilities	1,957,708	417,975	192,506
Deferred commission payable	4,628,750	4,628,750
Total Liabilities	6,586,458	5,046,725	192,506
Commitments and Contingencies (Note 6)
Common stock subject to possible redemption at redemption value (13,225,000 shares at $10.34 per share)	22,861,803	136,771,183
Stockholders’ Equity (Deficit)
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital			24,669
Accumulated deficit	(5,479,806)	(4,300,492)	(4,381)
Total Stockholders’ Equity (Deficit)	(5,479,400)	(4,300,086)	20,619
Total Liabilities and Stockholders’ Equity (Deficit)	23,968,861	137,517,822	213,125
Common Class A [Member]
Stockholders’ Equity (Deficit)
Common stock value	75	75
Common Class B [Member]
Stockholders’ Equity (Deficit)
Common stock value	331	331	331
Conduit Pharmaceuticals Ltd [Member]
Current assets:
Cash and cash equivalents	8,000
Total current assets	8,000
Intangible assets – research and development	5,000	5,000
Total Assets	13,000	5,000
Current liabilities:
Accrued professional fees	2,419,000	2,246,000
Accrued payroll and other current liabilities	25,000	338,000
Option liability	1,309,000	1,417,000
Total current liabilities	3,753,000	4,001,000
Convertible notes payable, carried at fair value	3,620,000	1,835,000
Deferred revenue	4,173,000	4,083,000
Convertible promissory note payable, carried at cost	805,000
Notes payable	179,000	175,000
Total Liabilities	12,530,000	10,094,000
Commitments and Contingencies (Note 6)
Stockholders’ Equity (Deficit)
Common stock value
Accumulated deficit	(12,929,000)	(10,764,000)
Accumulated other comprehensive loss	412,000	675,000
Total Stockholders’ Equity (Deficit)	(12,517,000)	(10,089,000)
Total Liabilities and Stockholders’ Equity (Deficit)	13,000	5,000
Conduit Pharmaceuticals Ltd [Member] | Common Class A [Member]
Stockholders’ Equity (Deficit)
Common stock value
Conduit Pharmaceuticals Ltd [Member] | Common Class B [Member]
Stockholders’ Equity (Deficit)
Common stock value
Conduit Pharmaceuticals Limited [Member]
Current assets:
Intangible assets – research and development		5,000
Total Assets		5,000
Current liabilities:
Accrued professional fees		2,246,000	1,308,000
Accrued payroll and other current liabilities		338,000	927,000
Option liability		1,404,000
Total current liabilities		3,988,000	2,235,000
Convertible notes payable, carried at fair value		1,835,000	749,000
Deferred revenue		4,083,000	2,958,000
Notes payable		175,000
Total Liabilities		10,081,000	5,942,000
Commitments and Contingencies (Note 6)
Stockholders’ Equity (Deficit)
Common stock value
Accumulated deficit		(10,764,000)	(5,877,000)
Accumulated other comprehensive loss		688,000	(65,000)
Total Stockholders’ Equity (Deficit)		(10,076,000)	(5,942,000)
Total Liabilities and Stockholders’ Equity (Deficit)		$ 5,000